As filed with the Securities and Exchange Commission on October 8, 2010
Commission File Nos.  333-48822
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 24	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 183	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 11, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment supplements the prospectus and the statement of additional information.  Part C is also amended as indicated.  This amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings.  Accordingly, Parts A and B of Post-Effective Amendment No. 23 as filed on April 30, 2010 (Accession No. 0001045032-10-000083), as thereafter supplemented, are hereby incorporated by reference.

SEC 2125 (7-09)

Supplement dated October 11, 2010
To The Prospectus Dated May 1, 2010 For

PERSPECTIVE
FIXED AND VARIABLE ANNUITY®

Issued By
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30902, Lansing, Michigan, 48909-8402; 1-800-599-5651; www.jackson.com.

The purpose of this supplement is to notify you of changes to the Prospectus that are effective October 11, 2010. These changes include changes to the availability of certain Guaranteed Minimum Withdrawal Benefits (GMWBs) and Guaranteed Minimum Death Benefits under the Contract, and changes to the Investment Divisions offered under the Contract.

1.  LifeGuard Freedom 6 GMWBs.

Effective October 10, 2010, the LifeGuard Freedom 6 GMWB and the LifeGuard Freedom 6 GMWB with Joint Option are no longer available to add to a Contract.  In addition, these GMWBs are no longer available as an option for conversion from a different GMWB.

2.  Changes to Investment Divisions effective October 11, 2010.

Following is a description of changes to the Investment Divisions which include a new option, name changes, sub-adviser changes and corresponding information.

► One new Investment Division of the Separate Account is available, which invests in the following fund – Class A Shares.  Information on this new Investment Division is added to the Prospectus as described later in this supplement:

JNL Series Trust

JNL/BlackRock Global Allocation Fund

►The following Investment Divisions have a sub-adviser change and/or a name change.  Please delete the references to these Investment Divisions and replace these with the new sub-adviser and name as described later in this supplement:

JNL Series Trust

JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund

►Please add the following Investment Divisions, in connection with sub-adviser changes for each fund:

JNL Series Trust

JNL/BlackRock Commodity Securities Fund (formerly, JNL/Credit Suisse Commodity Securities Fund)
JNL/Goldman Sachs U.S. Equity Flex Fund (formerly, JNL/Credit Suisse Long/Short Fund)

►Also please add the following Investment Divisions, in connection with name changes for said funds:

JNL Series Trust

JNL/Invesco Global Real Estate Fund (formerly, JNL/AIM Global Real Estate Fund)
JNL/Invesco International Growth Fund (formerly, JNL/AIM International Growth Fund)
JNL/Invesco Large Cap Growth Fund (formerly, JNL/AIM Large Cap Growth Fund)
JNL/Invesco Small Cap Growth Fund (formerly, JNL/AIM Small Cap Growth Fund)

►Under FEES AND EXPENSES TABLES, with the fee table entitled “Total Annual Fund Operating Expenses,” please note the following fund changes.

►Please delete the rows with the following funds and related expenses from the second table:

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund

►Please add the following fund and related expenses to the first table:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/BlackRock Global Allocation	1.40%I	0.20%	0.19%I	0.02%	1.81%I	0.66% E	1.15%I,E

►Please add the following funds and related expenses to the second table:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL/BlackRock Commodity Securities	0.82%	0.20%	0.01%	0.02%	1.05%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.39% G	0.01%	1.55%
JNL/Invesco Global Real Estate	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/Invesco International Growth	0.82%	0.20%	0.02%	0.02%	1.06%
JNL/Invesco Large Cap Growth	0.77%	0.20%	0.00%	0.01%	0.98%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.01%	0.01%	1.17%

►Please delete the second paragraph in footnote A in its entirety and replace it with the following:

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund,  JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

►Please delete footnote G in its entirety and replace it with the following:

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.  Effective October 11, 2010 the sub-adviser for the JNL/Credit Suisse Long/Short Fund is Goldman Sachs Asset Management, L.P., and as a result, the name of the fund has changed to JNL/Goldman Sachs U.S. Equity Flex Fund.

►Please add footnote I, as follows:

I
Fees and expenses at the Master Fund level for Class I shares of the Fund are as follows:  Management Fee: 0.35%; Other Expenses: 0.18%; Acquired Fund Fees and Expenses:  0.02%; Total Annual Portfolio Operating Expenses: 0.55%.

►Under INVESTMENT DIVISIONS, for JNL Series Trust, please delete the following funds, along with each fund’s corresponding investment objective:

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund

►Under INVESTMENT DIVISIONS, for JNL Series Trust, please add the following funds, along with each fund’s corresponding investment objective:

JNL/BlackRock Global Allocation Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and BlackRock Investment Management, LLC, investment adviser to the Master Fund)

Seeks high total return through exclusive investment in BlackRock Global Allocation Portfolio (the “Master Global Allocation Fund” or “Master Fund”), a series of BlackRock Series Fund, Inc. The Master Fund invests in a portfolio of equity, debt and money market securities. Generally, the Master Fund’s portfolio will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Master Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns. The Master Fund may also invest in corporate loans.

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% of its total assets in each strategy. The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

►Under APPENDIX D (ACCUMULATION UNIT VALUES), please delete all paragraphs immediately following the first paragraph, and replace with the following:

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

(To be used with NV3174CE 05/10)                                                                                                                                                     NMV6102NY 10/10

Supplement dated October 11, 2010
To The Statement of Additional Information Dated May 1, 2010 For

PERSPECTIVE
FIXED AND VARIABLE ANNUITY®

Issued By
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced Statement of Additional Information.  Please read and keep it together with your copy of the Statement of Additional Information for future reference.

►Under Condensed Financial Information, Accumulation Unit Values, please delete all paragraphs immediately following the first paragraph, and replace with the following:

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

(To be used with NV801 05/10)                                                                                                                                          NMV6140NY 10/10

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable

(2) Financial statements and schedules included in Part B -

JNLNY Separate Account - I:

                       Statements of Assets and Liabilities as of December 31, 2009
                       Statements of Operations for the period ended December 31, 2009
                       Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008
                       Notes to Financial Statements

  Jackson National Life Insurance Company of New York:

                       Consolidated Balance Sheets as of December 31, 2009 and 2008
                       Consolidated Income Statements for the years ended December 31, 2009, 2008, and 2007
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2009, 2008, and 2007
                       Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.              Not Applicable

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	General Distributor Agreement, incorporated by reference to Registrant's Registration Statement filed on March 13, 2001 (File Nos. 333-48822 and 811-08401).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.

a.	Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

b.
Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

c.	Form of Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on October 27, 2000 (File Nos. 333-48822 and 811-08401).

d.	Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 2 filed on October 10, 2001 (File Nos. 333-48822 and 811-08401).

e.	Form of Spousal Continuation Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 2 filed on October 10, 2001 (File Nos. 333-48822 and 811-08401).

f.	Form of Preselected Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 2002 (File Nos. 333-48822 and 811-08401).

g.	Form of Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 2002 (File Nos. 333-48822 and 811-08401).

h.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

i.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

j.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

k.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

l.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

m.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 27, 2007 (Files Nos. 333-37175 and 811-08401).

n.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 27, 2007 (Files Nos. 333-37175 and 811-08401).

o.
Specimen of the 7% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 27, 2007 (Files Nos. 333-37175 and 811-08401).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post- effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

q.
Specimen of the For Life GMWB With Bonus and Annual  Step-Up  Endorsement, incorporated by reference to the Registrant's Post- effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

r.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

s.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 19, filed on October 6, 2008 (File Nos. 333-48822 and 811-08401).

t.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 19, filed on October 6, 2008 (File Nos. 333-48822 and 811-08401).

u.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 20, filed on December 31, 2008 (File Nos. 333-48822 and 811-08401).

v.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 20, filed on December 31, 2008 (File Nos. 333-48822 and 811-08401).

w.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), filed on September 24, 2009 (File Nos. 333-48822 and 811-08401).

x.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), filed on September 24, 2009 (File Nos. 333-48822 and 811-08401).

5.

a.	Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on February 13, 1998 (File Nos. 333-37175 and 811-08401).

b.	Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).
6.

a.	Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.              Not Applicable

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.            Consent of Independent Registered Public Accounting Firm, attached hereto.

11.            Not Applicable

12.           Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Vice President, Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

John B. Banez	Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder	Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Jeffrey Borton	Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Robert Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Executive Vice President, Chief
1 Corporate Way	Financial Officer, Chairman & Director
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Chief
7601 Technology Way	Distribution Officer
Denver, CO 80237

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.	President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III	Chief Administrative Officer &
275 Grove St Building 2	Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles	Executive Vice President
1 Corporate Way
Lansing, MI 48951

Timothy J. Padot	Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Director
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury	Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Executive Vice President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant.

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment
Managers Limited

BOCI - Prudential Asset Management	Hong Kong	36% Prudential Corporation Holdings
Limited		Limited

BOCI - Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings
Limited

BP Company Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

Berrien Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Brooke GP	Delaware	99% Brooke (Holdco 1) Inc.
1% Brooke (Holdco 2) Inc.

Brooke LLC	Delaware	77% Prudential (US Holdco2) Limited
23% Brooke (Jersey) Limited

Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV

Brooke (Holdco 2) Inc.	Delaware	100% Brooke
(Holdco 1) Inc.

Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.

Brooke Holdings (UK) Limited	United Kingdom	100% Brooke GP

Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC

Brooke (Jersey) Limited	United Kingdom	100% Prudential (US Holdco 2)
Limited

Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC

Buying Force Limited	United Kingdom	50% Prudential Property Investment
Management Limited

CIMPL Pty Limited	United Kingdom	100% PPM Capital (Holdings) Limited

CITIC Prudential Life Insurance	China	50% Prudential Corporation Holdings
Company Limited		Limited

CITIC - Prudential Fund	China	49% Prudential Corporation Holdings
Management Company Limited		Limited

CSU One Limited	United Kingdom	100% Prudential Group Holdings
Limited

Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Canada Property (Trustee) No 1	England	100% M&G Limited
Limited

Canada Property Holdings Limited	Jersey	100% M&G Limited

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance
Company

Curian Clearing LLC	Michigan	100% Jackson National Life Insurance
(formerly, BH Clearing, LLC)		Company

Falcon Acquisitions Limited	United Kingdom	90% Falcon Acquisitions Subholdings
Limited

Falcon Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Falcon Acquisitions Subholdings	United Kingdom	100% Falcon Acquisitions Holdings
Limited		Limited

First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.

First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.

First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.

First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.

First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.

Furnival Insurance Company	Guernsey	100% Prudential Corporation Holdings
Limited		Limited

GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings
Limited

Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited

Giang Vo Development JV	Vietnam	65% Prudential Vietnam Assurance
Company		Private Limited

Hermitage Management, LLC	Michigan	100% Jackson National Life Company
Insurance

Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management
Limited

Holborn Delaware LLC	Delaware	100% Prudential Four Limited

Holborn Finance Holdco 2	United Kingdom	100% Prudential Group Holdings
Limited

Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited

Hyde Dollco S.a.r.l.	Luxembourg	100% Hyde Holdco3 Limited

Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Hyde Holdco 3 Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

ICICI Prudential Asset Management	India	49% Prudential Corporation Holdings
Company Limited		Limited

ICICI Prudential Life Insurance	India	25.98% Prudential Corporation
Company Limited		Holdings Limited

ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings
Limited

IFC Holdings, Inc.	Delaware	100% National Planning Holdings Inc.
d/b/a INVEST Financial Corporation

Invest Financial Corporation	Alabama	100% INVEST Financial Corporation
Insurance Agency Inc. of Alabama		Insurance Agency, Inc. of Delaware

Invest Financial Corporation	Connecticut	100% INVEST Financial Corporation
Insurance Agency Inc. of Connecticut		Insurance Agency, Inc. of Delaware

Invest Financial Corporation	Delaware	100% IFC Holdings, Inc. d/b/a INVEST
Insurance Agency Inc. of Delaware		Financial Corporation

Invest Financial Corporation	Georgia	100% Invest Financial Corporation
Insurance Agency Inc. of Georgia		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Illinois	100% Invest Financial Corporation
Insurance Agency Inc. of Illinois		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Maryland	100% Invest Financial Corporation
Insurance Agency Inc. of Maryland		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Massachusetts	100% Invest Financial Corporation
Insurance Agency Inc. of Massachusetts		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Montana	100% Invest Financial Corporation
Insurance Agency Inc. of Montana		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Nevada	100% Invest Financial Corporation
Insurance Agency Inc. of Nevada		Insurance Agency Inc. of Delaware

Invest Financial Corporation	New Mexico	100% Invest Financial Corporation
Insurance Agency Inc. of New Mexico		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Ohio	100% Invest Financial Corporation
Insurance Agency Inc. of Ohio		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Oklahoma	100% Invest Financial Corporation
Insurance Agency Inc. of Oklahoma		Insurance Agency Inc. of Delaware

Invest Financial Corporation	South Carolina	100% Invest Financial Corporation
Insurance Agency Inc. of South Carolina		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Texas	100% Invest Financial Corporation
Insurance Agency Inc. of Texas		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Wyoming	100% Invest Financial Corporation
Insurance Agency Inc. of Wyoming		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Mississippi	100% Invest Financial Corporation
Insurance Agency PA of Mississippi		Insurance Agency Inc. of Delaware

India Opportunity Real Estate Fund	Mauritius	100% International Opportunities
Portfolio Management Limited

Infracapital Employee Feeder GP	United Kingdom	100% M&G Limited
Limited

Infracapital GP Limited	United Kingdom	100% M&G Limited

Infracapital Nominees Limited	United Kingdom	100% M&G Limited

Infracapital SLP Limited	United Kingdom	100% M&G Limited

Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited

International Opportunities India	Mauritius	100% Prudential Mauritius Holdings
Fund Limited		Limited

International Opportunities Portfolio	Mauritius	100% Prudential Mauritius Holdings
Management Limited		Limited

International Opportunities Shari’a	United Arab Emirates	100% Prudential Asset Management
Funds (OEIC) Limited		Limited

Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.

Investment Opportunities Fund	Luxembourg	100% Prudential Corporation Holdings
SICAV - FIS		Limited

JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance
Company

Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance
Company

Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance
Company

Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance
Company

Jackson National Life Insurance	New York	100% Jackson National Life Insurance
Company of New York		Company

JNLI LLC	Delaware	100% Jackson National Life Insurance
Company

JNL Series Trust	Massachusetts	Common Law Trust with contractual
association with Jackson National Life
Insurance Company of New York

JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance
Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate
Account - I

M&G (Guernsey) Limited	Guernsey	100% M&G Limited

M&G Financial Services Limited	United Kingdom	100% M&G Limited

M&G Founders 1 Limited	United Kingdom	100% M&G Limited

M&G General Partner Inc.	Cayman Islands	100% M&G Limited

M&G Group Limited	United Kingdom	100% Prudential plc

M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited

M&G International Investments Limited	United Kingdom	100% M&G Limited

M&G International Investments Limited	France (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Spain (Branch only)	100% M&G International Investments
Limited

M&G International Investments	United Kingdom	100% M&G International Investments
Nominees Limited		Limited

M&G Investment Management Limited	United Kingdom	100% M&G Limited

M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited

M&G Limited	United Kingdom	100% M&G Group Limited

M&G Management Services Limited	United Kingdom	100% M&G Limited

M&G Nominees Limited	United Kingdom	100% M&G Limited

M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited

M&G RED Employee Feeder GP	Scotland	100% M&G Limited
Limited

M&G RED Employee Feeder LP	Scotland	100% M&G Limited

M&G RED GP Limited	Guernsey	100% M&G Limited

M&G RED SLP GP Limited	Scotland	100% M&G Limited

M&G RED SLP LP	Scotland	100% M&G Limited

M&G Securities Limited	United Kingdom	100% M&G Limited

M&G Support Services Limited	United Kingdom	100% M&G Limited

MM&S (2375) Limited	Scotland	100% The Prudential Assurance
Company Limited

Marlin Acquisitions Holdings	United Kingdom	100% Infracapital GP Limited
Limited

Marlin Acquisitions Limited	United Kingdom	100% Marlin Acquisitions Holdings
Limited

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.

National Planning Corporation	Nevada	100% National Planning Corporation
Insurance Agency Inc. of Nevada

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC

National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation

National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation

National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation

National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation

National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation

National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation

National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation

National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation

National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation

Nicole Finance Inc.	Delaware	100% Brooke GP

North Sathorn Holdings Company	Thailand	100% Prudential Corporation Holdings
Limited		Limited

Nova Sepadu Sdn Bhd	Malaysia	100% Sri Han Suria Sdn Berhad

OYO Developments (Dagenham)	United Kingdom	100% OYO Developments Limited
Limited

OYO Developments Limited	United Kingdom	25% Prudential Property Investment
Managers Limited

PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings
Limited

PCA India Consumer Equity Open	Mauritius	100% Prudential Mauritius Holdings
Limited		Limited

PCA India Equity Open Limited	Mauritius	100% Prudential Mauritius Holdings
Limited

PCA India Infrastructure Equity Open	Mauritius	100% Prudential Mauritius Holdings
Limited		Limited

PCA International Funds SPC	Cayman Islands	100% Prudential Corporation Holdings
Limited

PCA Investment Trust Management	Korea	100% Prudential Corporation Holdings
Company Limited		Limited

PCA life Assurance Company	Taiwan	99.66% Prudential Corporation
Limited		Holdings Limited

PCA Life Insurance Company	Japan	100% Prudential Corporation Holdings
Limited (Japan)		Limited

PCA Life Insurance Company	Korea	100% Prudential Corporation Holdings
Limited (Korea)		Limited

PCA Securities Investment Trust	Taiwan	99.54% The Prudential Assurance
Company Limited		Company Limited

PGDS (UK One) Limited	United Kingdom	100% Prudential IP Services Limited

PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited

PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance
Company

PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC

Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC

Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance
Company

PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

PPM America, Inc.	Delaware	100% PPM Holdings, Inc.

PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited

PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.

PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC

PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited

PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited

PPMC First Nominees Limited	United Kingdom	100% M&G Limited

PPS Five Limited	United Kingdom	100% Prudential Property Services
Limited

PPS Nine Limited	United Kingdom	100% Prudential Property Services
Limited

PPS Twelve Limited	United Kingdom	100% Prudential Property Services
Limited

PRUPIM Vietnam Property Fund	Cayman Islands	100% Prudential Property Investment
Limited		Management (Singapore) Limited

PT Asuransi Jiwa Paja	Indonesia	100% PT Prudential Life Assurance

PT Prudential Life Assurance	Indonesia	94.6% The Prudential Assurance
Company Limited

PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance
Company Limited
PVPF 1 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 3 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 4 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 5 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Park Avenue (Singapore Two)	Gibraltar	100% Prudential Group Holdings
Limited		Limited

Park Avenue Investments (Guernsey)	Guernsey	50% Prudential (Netherlands) BV
Limited

Penguin Acquisitions Holdings	United Kingdom	100% Infracapital GP Limited
Limited

Penguin Acquisitions Limited	United Kingdom	100% Penguin Acquisitions Holdings
Limited

Pru IT-Service GmbH	Germany	100% Prudential Corporation Holdings
Limited

Pru Life Insurance Corporation of	Philippines	100% Prudential Corporation Holdings
UK		Limited

Pru Pte Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prudential (A1) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B3) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B4) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four)
Limited

Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1)
Limited

Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four)
Limited

Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding
Company Limited

Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Australia One Limited

Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings
Limited

Prudential (LPH Two) Limited	Gibraltar	100% Prudential (LPH One) Limited

Prudential (Luxembourg One) &	Luxembourg	50% Prudential (Luxembourg One)
Prudential (Luxembourg Two) SeNC		S.a.r.l.
50% Prudential (Luxembourg Two)
S.a.r.l.

Prudential (Luxembourg One)	Luxembourg	100% Prudential Corporation Holdings
S.a.r.l.		Limited

Prudential (Luxembourg Two)	Luxembourg	100% Prudential Corporation Holdings
S.a.r.l.		Limited

Prudential (Namibia) Unit Trusts	Namibia	93% Prudential Portfolio Managers
Limited		(Namibia) (Pty) Limited

Prudential (Netherlands One)	United Kingdom	100% Prudential Group Holdings
Limited		Limited

Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings
Limited

Prudential (TC) Limited	Guernsey	100% Prudential (Netherlands) BV

Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1)
Limited

Prudential (US Holdco 1) Limited	United Kingdom	76.72% Brooke LLC
23.28% Prudential Four Limited

Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV

Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC

Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV

Prudential - AA Office Joint Venture	Vietnam	70% Prudential Vietnam Assurance
Company		Private Limited

Prudential / M&G UKCF GP	United Kingdom	100% M&G Limited
Limited

Prudential Al-Wara’ Asset	Malaysia	100% Prudential Corporation Holdings
Management Berhad		Limited

Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Asset Management (Hong	Hong Kong	100% Prudential Corporation Holdings
Kong) Limited		Limited

Prudential Asset Management	Singapore	100% Prudential Singapore Holdings
(Singapore) Limited		Pte Limited

Prudential Asset Management	United Arab Emirates	100% Prudential Corporation Holdings
Limited		Limited

Prudential Assurance Company	Singapore	100% Prudential Singapore Holdings
Singapore (Pte) Limited		Pte Limited

Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad

Prudential Assurance Singapore	Singapore	100% Prudential Singapore Holdings
(Property Services) Pte Limited		Pte Limited

Prudential Atlantic Reinsurance	Ireland	100% Prudential Corporation Holdings
Company Limited		Limited

Prudential Australia Holdings (UK)	United Kingdom	100% Prudential (Netherlands) BV
Limited

Prudential Australia Holdings (UK)	United Kingdom	100% Prudential Australia Holdings
Two Limited		(UK) Limited

Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings
Limited

Prudential Capital Holding Company	United Kingdom	100% Prudential plc
Limited

Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding
Company Limited

Prudential Corporate Pensions Trustee	United Kingdom	100% The Prudential Assurance
Limited		Company Limited

Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holding
Limited

Prudential Corporation Australasia	Australia	100% Prudential Group Holdings
Holdings Pty Limited		Limited

Prudential plc	United Kingdom	Publicly Traded

Prudential Corporation Holdings	United Kingdom	100% Prudential Holdings Limited
Limited

Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Europe Assurance	Scotland	100% MM&S (2375) Limited
Holdings plc

Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings
Limited

Prudential Financial Services	United Kingdom	100% Prudential plc
Limited

Prudential Five Limited	United Kingdom	100% Prudential plc

Prudential Four Limited	United Kingdom	98% Prudential Corporation Holdings
Limited
2% Prudential plc

Prudential Fund Management	Malaysia	100% Nova Sepadu Sdn Bhd
Berhad

Prudential Fund Management	Singapore	100% Prudential Singapore Holdings
Services Private Limited		Pte Limited

Prudential GP Limited	Scotland	100% M&G Limited

Prudential General Insurance Hong	Hong Kong	100% The Prudential Assurance
Kong Limited		Company Limited

Prudential Group Holdings Limited	United Kingdom	100% Prudential plc

Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Group Secretariat Services	United Kingdom	100% Prudential Group Holdings
Limited		Limited

Prudential Health Holdings Limited	United Kingdom	50% The Prudential Assurance
Company Limited

Prudential Health Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Holdings Limited	Scotland	100% Prudential plc

Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance
Company Limited

Prudential IP Services Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential International Assurance	Ireland	100% Prudential Europe Assurance
plc		Holdings plc

Prudential International Management	Ireland	100% Prudential Europe Assurance
Services Limited		Holdings plc

Prudential Investments (UK)	United Kingdom	100% Prudential Capital Holding
Limited		Company

Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings
Limited

Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings
Limited

Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services
Limited

Prudential Life Assurance (Thailand)	Thailand	42.19% North Sathorn Holdings
Public Company Limited		Company Limited
32.11% Staple Limited
24.82% Prudential Corporation
Holdings Limited

Prudential Lifetime Mortgages	Scotland	100% The Prudential Assurance
Limited		Company Limited

Prudential Logistics Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential Mauritius Holdings	Mauritius	100% Prudential Corporation Holdings
Limited		Limited

Prudential Pensions Administration	United Kingdom	100% Prudential Financial Services
Limited		Limited

Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Personal Equity Plans	United Kingdom	100% M&G Limited
Limited

Prudential Phoebus Lux S.a.r.l.	Luxembourg	100% Prudential Investments (UK)
Limited

Prudential Portfolio Managers	Namibia	75% Prudential Portfolio Managers
(Namibia) (Pty) Limited		(South Africa) (Pty) Limited

Prudential Portfolio Managers (South	South Africa	75% M&G Limited
Africa) (Pty) Limited

Prudential Portfolio Managers (South	South Africa	99.4% Prudential Portfolio Managers
Africa) Life Limited		(South Africa) (Pty) Limited

Prudential Portfolio Managers Unit	South Africa	94% Prudential Portfolio Managers
Trusts Limited		(South Africa) (Pty) Limited

Prudential Process Management	India	99.97% Prudential Corporation
Services India Private Limited		Holdings Limited

Prudential Properties Trusty Pty	Australia	100% The Prudential Assurance
Limited		Company Limited

Prudential Property Investment	Singapore	50% Prudential Singapore Holdings Pte
Management (Singapore) Pte		Limited
Limited		50% PruPIM Ltd

Prudential Property Investment	United Kingdom	100% M&G Limited
Managers Limited

Prudential Property Services (Bristol)	United Kingdom	100% Prudential Property Services
Limited		Limited

Prudential Property Services Limited	United Kingdom	100% Prudential plc

Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Retirement Income	United Kingdom	100% The Prudential Assurance
Limited		Company Limited

Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited
50% Prudential (B2) Limited

Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings
Limited

Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential Services Singapore Pte	Singapore	100% Prudential Singapore Holdings
Limited		Pte Limited

Prudential Singapore Holdings Pte	Singapore	100% Prudential Corporation Holdings
Limited		Limited

Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Trustee Company Limited	United Kingdom	100% M&G Limited

Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited

Prudential Vietnam Assurance Private	Vietnam	100% Prudential Corporation Holdings
Limited		Limited

Prudential Vietnam Finance Company	Vietnam	100% Prudential Holborn Life Limited
Limited

Prudential Vietnam Fund Management	Vietnam	100% Prudential Vietnam Assurance
Private Limited Company		Private Limited

Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prutec Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Quinner AG	Germany	100% Prudential Corporation Holdings
Limited

Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services
Limited

Securities Lending Cash Collateral	Delaware	100% Jackson Funds
Fund LLC

Securities Lending Liquidating Fund	Delaware	100% Jackson Funds
LLC

SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.

SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.

SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.

Salmon Acquisitions Limited	United Kingdom	100% Salmon Acquisitions Holdings
Limited

Salmon Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance
Company Limited

Scottish Amicable ISA Managers	Scotland	100% The Prudential Assurance
Limited		Company Limited

Scottish Amicable Life Assurance	Scotland	100% The Prudential Assurance
Society		Company Limited

Scottish Amicable Life Limited	Scotland	100% The Prudential Assurance
Company Limited

Scottish Amicable PEP and ISA	Scotland	100% Scottish Amicable Life
Nominees Limited		Assurance Society

Snushalls Team Limited	United Kingdom	100% Prudential Property Services
Limited

Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance
Company

Squire Capital I LLC	Michigan	100% Jackson National Life Insurance
Company

Squire Capital II LLC	Michigan	100% Jackson National Life Insurance
Company

Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings
Limited

Stableview Limited	United Kingdom	100% M&G Limited

Staple Limited	Thailand	100% Prudential Corporation Holdings
Limited

Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans
Limited

The First British Fixed Trust	United Kingdom	100% M&G Limited
Company Limited

The Forum, Solent, Management	United Kingdom	100% The Prudential Assurance
Company Limited		Company Limited

The Prudential Assurance Company	United Kingdom	100% Prudential plc
Limited

True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings
Limited

Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions
Subholdings Limited

Wharfedale Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Wharfedale Acquisitions Subholdings	United Kingdom	100% Wharfedale Acquisitions
Limited		Holdings Limited

Wharfedale II Limited	Jersey	100% Infracapital Nominees Limited

Wharfedale III Limited	Jersey	100% Infracapital Nominees Limited

Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings
Limited

Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited

Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of September 1, 2010

Qualified – 860

Non-qualified – 783

Item 28.         Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

(a)     Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson  National Life  Distributors LLC also acts as general  distributor  for the Jackson  National  Separate Account - I, the Jackson  National  Separate  Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Michelle L. Carroll	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bob Dwyer	Regional Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Regional Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brandon S. Pisanos	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President, Chief Financial Officer and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

    (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 8th day of October, 2010.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By: THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER	October 8, 2010
Clark P. Manning, Jr. President and Chief Executive Officer

*THOMAS J. MEYER	October 8, 2010
Andrew B. Hopping, Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER	October 8, 2010
Herbert G. May III Chief Administrative Officer and Director

THOMAS J. MEYER	October 8, 2010
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER	October 8, 2010
Laura L. Prieskorn Senior Vice President and Director

*THOMAS J. MEYER	October 8, 2010
John H. Brown Vice President and Director

*THOMAS J. MEYER	October 8, 2010
Julia A. Goatley Vice President, Assistant Secretary and Director

*THOMAS J. MEYER	October 8, 2010
Russell E. Peck Vice President and Director

*THOMAS J. MEYER	October 8, 2010
Gregory B. Salsbury Vice President and Director

*THOMAS J. MEYER	October 8, 2010
Donald B. Henderson, Jr. Director

*THOMAS J. MEYER	October 8, 2010
David L. Porteous Director

*THOMAS J. MEYER	October 8, 2010
Donald T. DeCarlo Director

*THOMAS J. MEYER	October 8, 2010
Gary H. Torgow Director

*THOMAS J. MEYER	October 8, 2010
John C. Colpean Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485 and 333-163323), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 4th day of January, 2010.

CLARK P. MANNING, JR.
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

HERBERT G. MAY III
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

LAURA L. PRIESKORN
Laura L. Prieskorn
Senior Vice President and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

JULIA A GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director

EXHIBIT LIST

Exhibit No.  Description

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.          Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.